TrimTabs Donoghue Forlines Risk Managed Innovation ETF
Schedule of Investments
April 30, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Communications - 7.0%
Electronic Arts, Inc.	6,869	$975,947
GoDaddy, Inc. - Class A (a)	8,757	760,283
Match Group, Inc. (a)	5,003	778,617
New York Times Co. - Class A	9,160	415,956
Sirius XM Holdings, Inc.	136,650	833,565
Take-Two Interactive Software, Inc. (a)	4,355	763,780
Trade Desk, Inc. - Class A (a)	888	647,627
Zynga, Inc. - Class A (a)	61,187	662,043
		5,837,818
Consumer Discretionary - 6.2%
Amazon.com, Inc. (a)	192	665,745
Brunswick Corp.	6,309	675,883
Etsy, Inc. (a)	4,236	842,074
Ford Motor Co. (a)	80,544	929,478
Peloton Interactive, Inc. - Class A (a)	7,373	725,135
Polaris, Inc.	5,091	712,893
YETI Holdings, Inc. (a)	7,415	633,389
		5,184,597
Energy - 0.7%
Enphase Energy, Inc. (a)	4,499	626,486

Health Care - 20.9%
AbbVie, Inc.	14,254	1,589,321
Alexion Pharmaceuticals, Inc. (a)	6,142	1,036,033
Amgen, Inc.	5,995	1,436,642
Blueprint Medicines Corp. (a)	4,846	466,767
Bristol-Myers Squibb Co.	22,857	1,426,734
Emergent BioSolutions, Inc. (a)	4,536	276,605
FibroGen, Inc. (a)	6,280	140,170
Gilead Sciences, Inc.	19,147	1,215,260
Illumina, Inc. (a)	2,500	982,100
Jazz Pharmaceuticals PLC (a)	3,784	622,090
Johnson & Johnson	9,339	1,519,735
Moderna, Inc. (a)	6,878	1,229,924
Novavax, Inc. (a)	3,083	730,455
Novocure Ltd. (a)	4,487	915,797
Omnicell, Inc. (a)	2,969	430,564
Sage Therapeutics, Inc. (a)	4,026	317,088
Seagen, Inc. (a)	5,298	761,640
United Therapeutics Corp. (a)	3,432	691,754
Vertex Pharmaceuticals, Inc. (a)	4,761	1,038,850
Waters Corp. (a)	2,073	621,630
		17,449,159
Industrials - 6.7%
A.O. Smith Corp.	9,656	654,194
Cognex Corp.	6,423	553,149
ITT, Inc.	6,402	603,773
Keysight Technologies, Inc. (a)	5,979	863,069
Lennox International, Inc.	2,213	742,107
Navistar International Corp. (a)	8,497	375,992
Novanta, Inc. (a)	2,425	319,397

Toro Co.	4,844	555,122
Vontier Corp. (a)	14,268	447,159
Woodward, Inc.	3,718	464,787
		5,578,749
Technology - 58.4% (d)
Accenture PLC - Class A	5,595	1,622,382
ACI Worldwide, Inc. (a)	8,083	305,376
Adobe, Inc. (a)	737	374,647
Allegro MicroSystems, Inc. (a)	13,079	322,790
Apple, Inc.	25,803	3,392,062
Arista Networks, Inc. (a)	2,757	868,924
Atlassian Corp. PLC - Class A (a)	3,924	932,185
Autodesk, Inc. (a)	4,064	1,186,322
Broadcom, Inc.	3,388	1,545,606
Cadence Design Systems, Inc. (a)	5,346	704,442
Cerner Corp.	10,988	824,649
Cisco Systems, Inc.	34,460	1,754,359
Citrix Systems, Inc.	5,604	694,055
Cloudera, Inc. (a)	21,610	274,231
Coherent, Inc. (a)	1,687	438,603
Crowdstrike Holdings, Inc. - Class A (a)	4,796	1,000,014
Dell Technologies, Inc. - Class C (a)	7,370	724,692
Digital Turbine, Inc. (a)	5,471	412,678
DocuSign, Inc. (a)	4,175	930,774
Dropbox, Inc. - Class A (a)	26,567	682,772
F5 Networks, Inc. (a)	3,643	680,367
FactSet Research Systems, Inc.	2,022	679,837
Fair Isaac Corp. (a)	1,509	786,808
HP, Inc.	25,040	854,114
International Business Machines Corp.	10,627	1,507,759
Intuit, Inc.	3,373	1,390,216
J2 Global, Inc. (a)	3,145	380,545
Jack Henry & Associates, Inc.	4,327	704,565
KLA Corp.	3,373	1,063,676
Lattice Semiconductor Corp. (a)	11,010	553,913
Lumentum Holdings, Inc. (a)	6,139	522,122
MACOM Technology Solutions Holdings, Inc. (a)	4,721	267,256
Manhattan Associates, Inc. (a)	5,055	693,748
Microchip Technology, Inc.	6,356	955,243
Monolithic Power Systems, Inc.	1,980	715,532
Motorola Solutions, Inc.	5,043	949,597
MSCI, Inc.	2,136	1,037,605
NetApp, Inc.	11,434	854,005
Nuance Communications, Inc. (a)	11,544	613,794
NVIDIA Corp.	751	450,885
Palo Alto Networks, Inc. (a)	2,723	962,281
PayPal Holdings, Inc. (a)	1,678	440,123
Proofpoint, Inc. (a)	4,882	840,241
PTC, Inc. (a)	4,047	529,914
Pure Storage, Inc. - Class A (a)	23,586	476,909
Qorvo, Inc. (a)	4,459	839,050
Qualys, Inc. (a)	3,510	355,774
Sailpoint Technologies Holdings, Inc. (a)	6,317	308,459
Semtech Corp. (a)	5,548	375,822
ServiceNow, Inc. (a)	2,461	1,246,177
Sonos, Inc. (a)	8,267	330,928
Synopsys, Inc. (a)	3,803	939,569
Teradata Corp. (a)	7,551	373,548
Tyler Technologies, Inc. (a)	1,524	647,487

Veeva Systems, Inc. - Class A (a)	3,403	961,177
VMware, Inc. - Class A (a)	5,071	815,569
Workday, Inc. - Class A (a)	4,173	1,030,731
Xilinx, Inc.	6,995	895,080
Zebra Technologies Corp. (a)	1,809	882,322
Zoom Video Communications, Inc. - Class A (a)	3,037	970,534
		48,874,845
TOTAL COMMON STOCKS (Cost $76,829,310)		83,551,654

MONEY MARKET FUND - 0.1%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.01% (b)	99,290	99,290
TOTAL MONEY MARKET FUND (Cost $99,290)		99,290

Total Investments (Cost $76,928,600) - 100.0%		83,650,944
Liabilities in Excess of Other Assets - (0.0%) (c)		(11,008)
TOTAL NET ASSETS - 100.0%		$83,639,936

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of April 30, 2021.
(c) Less than 0.05%.
(d) The amount represents investments in a particular sector. Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF
Summary of Fair Value Disclosure at April 30, 2021 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,  whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:
TrimTabs Donoghue Forlines Risk Managed Innovation ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$5,837,818	$-	$-	$5,837,818
Consumer Discretionary	5,184,597	-	-	5,184,597
Energy	626,486	-	-	626,486
Health Care	17,449,159	-	-	17,449,159
Industrials	5,578,749	-	-	5,578,749
Technology	48,874,845	-	-	48,874,845
Total Common Stocks	83,551,654	-	-	83,551,654
Money Market Fund	99,290	-	-	99,290
Total Investments	$83,650,944	$-	$-	$83,650,944

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.